Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	72 Months Ended	104 Months Ended	120 Months Ended	123 Months Ended	152 Months Ended	236 Months Ended	241 Months Ended	265 Months Ended	345 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000027670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	1.21%	6.05%			8.39%			8.85%
C000027671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.58%	6.51%			8.39%			8.84%
C000182249
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018226
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000018227
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	17.89%	15.16%			17.00%						10.03%
C000018229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	23.16%	15.65%			16.98%					10.07%
C000125484
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018230
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000018239
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	1.57%	0.89%			1.27%				3.95%
C000018241
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.12%	0.63%			0.89%				3.18%
C000182250
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000125486
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018249
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000018250
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
C000216341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000157445
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000027670
Average Annual Return [Line Items]
Average Annual Return, Percent	7.38%	7.32%			9.04%			9.07%
Without Sales Load [Member] | C000027671
Average Annual Return [Line Items]
Average Annual Return, Percent	6.57%	6.51%			8.39%			8.84%
Without Sales Load [Member] | C000182249
Average Annual Return [Line Items]
Average Annual Return, Percent	7.75%	7.68%		9.57%
Without Sales Load [Member] | C000018226
Average Annual Return [Line Items]
Average Annual Return, Percent	7.65%	7.59%			9.32%			9.34%
Without Sales Load [Member] | C000018227
Average Annual Return [Line Items]
Average Annual Return, Percent	25.07%	16.52%			17.69%						10.22%
Without Sales Load [Member] | C000018229
Average Annual Return [Line Items]
Average Annual Return, Percent	24.16%	15.65%			16.98%					10.07%
Without Sales Load [Member] | C000125484
Average Annual Return [Line Items]
Average Annual Return, Percent	25.50%	16.91%			18.08%		17.09%
Without Sales Load [Member] | C000018230
Average Annual Return [Line Items]
Average Annual Return, Percent	25.40%	16.81%			17.98%						10.47%
Without Sales Load [Member] | C000018239
Average Annual Return [Line Items]
Average Annual Return, Percent	3.90%	1.36%			1.51%				4.02%
Without Sales Load [Member] | C000018241
Average Annual Return [Line Items]
Average Annual Return, Percent	3.12%	0.63%			0.89%				3.18%
Without Sales Load [Member] | C000182250
Average Annual Return [Line Items]
Average Annual Return, Percent	4.20%	1.69%		2.07%
Without Sales Load [Member] | C000018242
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%	1.63%			1.76%				3.59%
Without Sales Load [Member] | C000125486
Average Annual Return [Line Items]
Average Annual Return, Percent	4.86%	7.17%			10.42%		10.82%
Without Sales Load [Member] | C000018249
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%	7.06%			10.29%							7.61%
Without Sales Load [Member] | C000018250
Average Annual Return [Line Items]
Average Annual Return, Percent	4.52%	6.79%			10.01%							7.33%
Without Sales Load [Member] | C000216341
Average Annual Return [Line Items]
Average Annual Return, Percent	6.57%	6.24%	8.73%
Without Sales Load [Member] | C000157445
Average Annual Return [Line Items]
Average Annual Return, Percent	6.57%	6.23%			10.45%	9.11%
Natixis Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	17.27%	13.54%			11.91%			0.00%
Natixis Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	17.27%	13.54%			11.91%			0.00%
Natixis Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	17.27%	13.54%		11.84%
Natixis Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	17.27%	13.54%			11.91%			0.00%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%			15.30%						0.00%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%			15.30%					0.00%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%			15.30%		0.00%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%			15.30%						0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)			1.84%				0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)			1.84%				0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)		1.87%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)			1.84%				0.00%
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.74%			14.71%		0.00%
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.74%			14.71%							0.00%
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.74%			14.71%							0.00%
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.74%	15.81%
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.74%			14.71%	0.00%
NATIXIS INDEX: 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	11.22%	7.41%			7.69%			0.00%
NATIXIS INDEX: 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	11.22%	7.41%			7.69%			0.00%
NATIXIS INDEX: 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	11.22%	7.41%		7.63%
NATIXIS INDEX: 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	11.22%	7.41%			7.69%			0.00%
NATIXIS INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	25.53%	17.58%			18.83%						0.00%
NATIXIS INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	25.53%	17.58%			18.83%					0.00%
NATIXIS INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	25.53%	17.58%			18.83%		0.00%
NATIXIS INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	25.53%	17.58%			18.83%						0.00%
NATIXIS INDEX: Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return, Percent	3.78%	1.06%			1.64%				0.00%
NATIXIS INDEX: Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return, Percent	3.78%	1.06%			1.64%				0.00%
NATIXIS INDEX: Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return, Percent	3.78%	1.06%		1.83%
NATIXIS INDEX: Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return, Percent	3.78%	1.06%			1.64%				0.00%
NATIXIS INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	13.56%	8.41%			9.91%		0.00%
NATIXIS INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	13.56%	8.41%			9.91%							0.00%
NATIXIS INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	13.56%	8.41%			9.91%							0.00%
NATIXIS INDEX: Russell 2500™ Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index
Average Annual Return, Percent	12.62%	7.76%	10.49%
NATIXIS INDEX: Russell 2500™ Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index
Average Annual Return, Percent	12.62%	7.76%			10.93%	0.00%